Investment Property, Property, Plant and Equipment, and Right-of-Use Assets (Details) - Schedule of Consolidated Statement of Profit or Loss - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Consolidated Statement of Profit or Loss [Line Items]
Total depreciation of property, plant and equipment and investment property	S/ 54,335	S/ 52,308	S/ 70,780
Cost of services and goods [Member]
Schedule of Consolidated Statement of Profit or Loss [Line Items]
Total depreciation of property, plant and equipment and investment property	51,964	47,195	58,434
Administrative expenses [Member]
Schedule of Consolidated Statement of Profit or Loss [Line Items]
Total depreciation of property, plant and equipment and investment property	2,371	5,113	6,406
Depreciation discontinued operations [Member]
Schedule of Consolidated Statement of Profit or Loss [Line Items]
Total depreciation of property, plant and equipment and investment property			S/ 5,940